Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 12,249,579	$ 32,678,421
Account receivables	3,172,192	2,462,550
Contract assets	0	2,014,146
Advance to suppliers	0	4,525,794
Prepayment to acquire subsidiaries	60,000,000	1,492,772
Inventories	215,701	201,091
Prepaid expenses and other current assets	145,985	175,956
TOTAL CURRENT ASSETS	75,783,457	43,550,730
NON-CURRENT ASSETS
Property and equipment, net	26,439	35,384
Right-of-use assets	0	47,617
TOTAL NON-CURRENT ASSETS	26,439	83,001
TOTAL ASSETS	75,809,896	43,633,731
CURRENT LIABILITIES
Account payables	85,323	169,137
Contract liabilities	0	291,833
Contingent consideration	19,400,299	0
Taxes payable	714,848	740,966
Due to related parties	22,852	23,557
Lease liability	0	47,617
Loan from a third party	304,568	0
Accrued expenses and other current liabilities	382,684	402,233
TOTAL CURRENT LIABILITIES AND TOTAL LIABILITIES	20,910,574	1,675,343
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 21,848,333 and 13,848,333 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	21,848	13,848
Additional paid-in capital	52,668,260	40,686,311
Statutory reserve	898,405	719,804
Retained earnings	1,471,552	147,278
Accumulated other comprehensive (loss) income	(160,743)	391,147
Total shareholders' equity	54,899,322	41,958,388
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 75,809,896	$ 43,633,731